Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2020, 2021 and 2022, and contains certain measures of our financial performance for those fiscal years.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)*	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)*	Value of Initial Fixed $100 Investment (2) Based on:		Net Income ($ million)	Net Sales ($ million)	GAAP Diluted EPS($)
					Company Total Shareholder Return ($)	DJUSEC Total Shareholder Return ($)(3)
2022(8)	13,955,683	(15,652,877)	4,074,316(4)	(5,362,582)	145.06	124.87	1,902	12,623	3.06
2021(9)	13,092,697	51,014,697	3,261,582(5)	14,733,296	164.78	151.36	1,590(7)	10,876	2.51
2020(10)	8,037,847	25,107,137	3,029,181(6)	7,920,727	122.12	120.75	1,203	8,599	1.96

*
“Compensation Actually Paid” or CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth in the tables below, and determined in accordance with SEC rules. For a discussion of how our Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable years.

(1)
In 2022, 2021 and 2020 our PEO, or principal executive officer, was our President and CEO, R. Adam Norwitt.

(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021 or 2022, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

(4)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(5)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Luc Walter and Jean-Luc Gavelle.

(6)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

(7)
Includes $21.4 million of net income associated with discontinued operations.

(8)
Footnote of Adjustments—2022

Adjustments	2022
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2022	(8,424,801)	(2,396,376)
Increase based on fair value of awards granted during 2022 that remain unvested as of 12/31/2022, determined as of 12/31/2022	3,202,233	(131,323)
Increase based on fair value of awards granted during 2022 that vested during 2022, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2022, determined based on the change in fair value from 12/31/2021 to 12/31/2022	(10,120,516)	(2,995,808)
Increase/deduction for awards granted during prior years that vested during 2022 determined based on the change in fair value from 12/31/2021 to the vesting date	(14,265,476)	(3,913,391)
Deduction of fair value of awards granted during prior years that were forfeited during 2022	0	0
Increase based on dividends or other earnings paid during 2022 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2022	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2022(a)	0	0
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	(29,608,560)	(9,436,898)

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2022 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Gavelle do not participate in the Pension Plan. In 2022, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2022 as compared to 2021. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change. For years in which changes in actuarial assumptions result in a decrease in pension value, rather than report a negative number, a change of $0 is reported, as was the case in the Summary Compensation Table for 2022 compensation.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2022 is $0.

(9)
Footnote of Adjustments—2021

Adjustments	2021
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2021	(7,522,140)	(1,923,728)
Increase based on fair value of awards granted during 2021 that remain unvested as of 12/31/2021, determined as of 12/31/2021	7,324,040	1,873,065
Increase based on fair value of awards granted during 2021 that vested during 2021, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2021, determined based on the change in fair value from 12/31/2020 to 12/31/2021	37,031,180	11,130,764
Increase/deduction for awards granted during prior years that vested during 2021 determined based on the change in fair value from 12/31/2020 to the vesting date	1,088,920	391,613
Deduction of fair value of awards granted during prior years that were forfeited during 2021	0	0
Increase based on dividends or other earnings paid during 2021 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2021	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2021(a)	0	0
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	37,922,000	11,471,714

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2021 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Gavelle do not participate in the Pension Plan. In 2021, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2021 as compared to 2020. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change. For years in which changes in actuarial assumptions result in a decrease in pension value, rather than report a negative number, a change of $0 is reported, as was the case in the Summary Compensation Table for 2021 compensation.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2021 is $0.

(10)
Footnote of Adjustments—2020

Adjustments	2020
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2020	(5,804,250)	(2,051,925)
Increase based on fair value of awards granted during 2020 that remain unvested as of 12/31/2020, determined as of 12/31/2020	8,896,300	3,132,500
Increase based on fair value of awards granted during 2020 that vested during 2020, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2020, determined based on the change in fair value from 12/31/2019 to 12/31/2020	21,306,760	5,390,750
Increase/deduction for awards granted during prior years that vested during 2020 determined based on the change in fair value from 12/31/2019 to the vesting date	(7,297,420)	(1,568,779)
Deduction of fair value of awards granted during prior years that were forfeited during 2020	0	0
Increase based on dividends or other earnings paid during 2020 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2020	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2020(a)	(32,100)	(11,000)
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	17,069,290	4,891,546

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2020 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Booker. Messrs. Doherty and Gu do not participate in the Pension Plan. In 2020, there was an increase in pension values for Messrs. Norwitt, Lampo and Booker because of changes in actuarial assumptions in 2020 as compared to 2019. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2020 is $0.

Company Selected Measure Name	GAAP Diluted EPS
Named Executive Officers, Footnote [Text Block]
(1)
In 2022, 2021 and 2020 our PEO, or principal executive officer, was our President and CEO, R. Adam Norwitt.

(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021 or 2022, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

(4)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(5)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Luc Walter and Jean-Luc Gavelle.

(6)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

Peer Group Issuers, Footnote [Text Block]
(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021 or 2022, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

PEO Total Compensation Amount	$ 13,955,683	$ 13,092,697	$ 8,037,847
PEO Actually Paid Compensation Amount	$ (15,652,877)	51,014,697	25,107,137
Adjustment To PEO Compensation, Footnote [Text Block]
(8)
Footnote of Adjustments—2022

Adjustments	2022
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2022	(8,424,801)	(2,396,376)
Increase based on fair value of awards granted during 2022 that remain unvested as of 12/31/2022, determined as of 12/31/2022	3,202,233	(131,323)
Increase based on fair value of awards granted during 2022 that vested during 2022, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2022, determined based on the change in fair value from 12/31/2021 to 12/31/2022	(10,120,516)	(2,995,808)
Increase/deduction for awards granted during prior years that vested during 2022 determined based on the change in fair value from 12/31/2021 to the vesting date	(14,265,476)	(3,913,391)
Deduction of fair value of awards granted during prior years that were forfeited during 2022	0	0
Increase based on dividends or other earnings paid during 2022 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2022	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2022(a)	0	0
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	(29,608,560)	(9,436,898)

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2022 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Gavelle do not participate in the Pension Plan. In 2022, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2022 as compared to 2021. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change. For years in which changes in actuarial assumptions result in a decrease in pension value, rather than report a negative number, a change of $0 is reported, as was the case in the Summary Compensation Table for 2022 compensation.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2022 is $0.

(9)
Footnote of Adjustments—2021

Adjustments	2021
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2021	(7,522,140)	(1,923,728)
Increase based on fair value of awards granted during 2021 that remain unvested as of 12/31/2021, determined as of 12/31/2021	7,324,040	1,873,065
Increase based on fair value of awards granted during 2021 that vested during 2021, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2021, determined based on the change in fair value from 12/31/2020 to 12/31/2021	37,031,180	11,130,764
Increase/deduction for awards granted during prior years that vested during 2021 determined based on the change in fair value from 12/31/2020 to the vesting date	1,088,920	391,613
Deduction of fair value of awards granted during prior years that were forfeited during 2021	0	0
Increase based on dividends or other earnings paid during 2021 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2021	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2021(a)	0	0
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	37,922,000	11,471,714

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2021 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and Gavelle do not participate in the Pension Plan. In 2021, there was a decrease in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2021 as compared to 2020. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change. For years in which changes in actuarial assumptions result in a decrease in pension value, rather than report a negative number, a change of $0 is reported, as was the case in the Summary Compensation Table for 2021 compensation.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2021 is $0.

(10)
Footnote of Adjustments—2020

Adjustments	2020
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2020	(5,804,250)	(2,051,925)
Increase based on fair value of awards granted during 2020 that remain unvested as of 12/31/2020, determined as of 12/31/2020	8,896,300	3,132,500
Increase based on fair value of awards granted during 2020 that vested during 2020, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2020, determined based on the change in fair value from 12/31/2019 to 12/31/2020	21,306,760	5,390,750
Increase/deduction for awards granted during prior years that vested during 2020 determined based on the change in fair value from 12/31/2019 to the vesting date	(7,297,420)	(1,568,779)
Deduction of fair value of awards granted during prior years that were forfeited during 2020	0	0
Increase based on dividends or other earnings paid during 2020 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2020	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2020(a)	(32,100)	(11,000)
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	17,069,290	4,891,546

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2020 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Booker. Messrs. Doherty and Gu do not participate in the Pension Plan. In 2020, there was an increase in pension values for Messrs. Norwitt, Lampo and Booker because of changes in actuarial assumptions in 2020 as compared to 2019. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2020 is $0.

Non-PEO NEO Average Total Compensation Amount	$ 4,074,316	3,261,582	3,029,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,362,582)	14,733,296	7,920,727
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

This graph assumes that $100 was invested in our Common Stock and the DJUSEC index on December 31, 2019, reflects reinvested dividends, and is weighted on a market capitalization basis as of the beginning of each year. Each reported data point represents the last trading day of each calendar year. The comparisons in the graph are based upon historical data and are not indicative of, nor intended to forecast, future performance.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:
For our CEO and CFO	For our Division Presidents
Net Sales Growth for the Company	Net Sales Growth for the relevant Division
Adjusted Diluted EPS Growth	Adjusted Operating Income Growth for the relevant Division
Performance to Budget
For additional details regarding our most important financial performance measures, please see Performance-Based Incentive Plans in the Compensation Discussion and Analysis on page 33 and see Explanation of Non-GAAP Financial Measures on page 36 to see items excluded.

Total Shareholder Return Amount	$ 145.06	164.78	122.12
Peer Group Total Shareholder Return Amount	124.87	151.36	120.75
Net Income (Loss)	$ 1,902,000,000	$ 1,590,000,000	$ 1,203,000,000
Company Selected Measure Amount	3.06	2.51	1.96
PEO Name	R. Adam Norwitt.
Revenues	$ 12,623,000,000	$ 10,876,000,000	$ 8,599,000,000
Discontinued Operation, Tax Effect of Discontinued Operation	$ 21.4
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Net Sales Growth for the Company
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales Growth for the relevant Division
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income Growth for the relevant Division
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Performance to Budget
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (29,608,560)	37,922,000	17,069,290
PEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,424,801)	(7,522,140)	(5,804,250)
PEO [Member] | Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,202,233	7,324,040	8,896,300
PEO [Member] | Fair Value of Equity Awards Granted During Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase and Deduction For Awards Granted During Prior Years That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,120,516)	37,031,180	21,306,760
PEO [Member] | Increase And Deduction For Awards Granted During Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,265,476)	1,088,920	(7,297,420)
PEO [Member] | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Pension Value And Non Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(32,100)
PEO [Member] | Increase for Service Costs And, If applicable, Prior Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,436,898)	11,471,714	4,891,546
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,396,376)	(1,923,728)	(2,051,925)
Non-PEO NEO [Member] | Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(131,323)	1,873,065	3,132,500
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Year That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase and Deduction For Awards Granted During Prior Years That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,995,808)	11,130,764	5,390,750
Non-PEO NEO [Member] | Increase And Deduction For Awards Granted During Prior Years That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,913,391)	391,613	(1,568,779)
Non-PEO NEO [Member] | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Pension Value And Non Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(11,000)
Non-PEO NEO [Member] | Increase for Service Costs And, If applicable, Prior Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0